Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets :
Cash and cash equivalents	$ 1,759	$ 1,629
Marketable securities	431	335
Trade accounts receivable, net	1,149	939
Inventories	1,335	1,173
Other current assets	425	311
Total current assets	5,099	4,387
Goodwill	123	116
Other intangible assets, net	209	195
Property, plant and equipment, net	3,094	2,287
Non-current deferred tax assets	624	528
Long-term investments	57	57
Other non-current assets	475	434
Total non-current assets	4,582	3,617
Total assets	9,681	8,004
Current liabilities:
Short-term debt	118	117
Trade accounts payable	893	620
Other payables and accrued liabilities	897	750
Dividends payable to stockholders	60	59
Accrued income tax	52	42
Total current liabilities	2,020	1,588
Long-term debt	1,583	1,334
Post-employment benefit obligations	385	347
Long-term deferred tax liabilities	11	5
Other long-term liabilities	215	134
Total non-current liabilities	2,194	1,820
Total liabilities	4,214	3,408
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,110,420 shares issued, 896,590,286 shares outstanding)	1,157	1,157
Capital surplus	2,718	2,818
Retained earnings	973	431
Accumulated other comprehensive income	688	371
Treasury stock	(132)	(242)
Total parent company stockholders' equity	5,404	4,535
Noncontrolling interest	63	61
Total equity	5,467	4,596
Total liabilities and equity	$ 9,681	$ 8,004